PPM FUNDS

SUPPLEMENT DATED AUGUST 2, 2019 TO
THE PROSPECTUS
 DATED APRIL 30, 2019, AS SUPPLEMENTED
JUNE 5, 2019, JULY 8, 2019, AND JULY 24, 2019

PPM Core Plus Fixed Income Fund PPM Credit Fund PPM Long Short Credit Fund PPM Strategic Income Fund (each, a “Fund,” and collectively, the “Funds”)	PKPIX PKDIX PKLIX PKSIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

The following changes are being made to the Prospectus, effective August 2, 2019:

In the section entitled “Fund Summaries,” all information related to Erica Lankfer in the Portfolio Managers table for each Fund is deleted in its entirety.

In the section entitled “Management of the Funds,” all information related to Erica Lankfer is deleted in its entirety.

PPM FUNDS

SUPPLEMENT DATED AUGUST 2, 2019 TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 2019, AS SUPPLEMENTED
JUNE 5, 2019 AND JULY 24, 2019

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

The following changes are being made to the Statement Additional Information, effective August 2, 2019:

In the section entitled “Investment Adviser and Other Service Providers,” all information related to Erica Lankfer is deleted in its entirety.